PRODUCT WARRANTY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRODUCT WARRANTY
Unconditional repair or replacement warranties period	12 months
Reconciliation of the changes in the Company's aggregate product warranty liability
Beginning balance	$ 2,595	$ 1,035	$ 655
Warranty provided	5,455	4,013	425
Warranty costs incurred	(5,566)	(2,453)	(45)
Ending balance	$ 2,484	$ 2,595	$ 1,035